Investments (Net Investment Income - Narrative) (Details) (Fair Value Option Contractholder Directed Unit Linked Investments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Option Contractholder Directed Unit Linked Investments [Member]
Net Investment Income [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 0	$ 0	$ (11)